Document and Entity Information	Dec. 23, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 23, 2021
Entity Registrant Name	Fathom Digital Manufacturing Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39994
Entity Tax Identification Number	98-1571400
Entity Address, Address Line One	1050 Walnut Ridge
Entity Address, Address Line Two	Drive
Entity Address, City or Town	Hartland
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53209
City Area Code	262
Local Phone Number	367-8254
Entity Information, Former Legal or Registered Name	Altimar Acquisition Corp. II
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001836176
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FATH.WS
Security Exchange Name	NYSE